Form N-1A Cover	Jan. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE NEW ECONOMY FUND
Entity Central Index Key	0000719608
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 30, 2026
Prospectus Date	Feb. 01, 2026